SCHEDULE OF INTANGIBLE ASSETS, NET (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Intangible Asset, Goodwill and Other [Abstract]
Trademark (with indefinite lives)	$ 1,410,769	$ 11,004,000	$ 11,004,000
Club membership (with indefinite lives)	76,923	600,000
Customer relationship (with definite lives)	5,345,898	41,698,000	20,246,000
Know-how (with definite lives)	1,701,282	13,270,000
Less: accumulated amortization	(332,803)	(2,595,862)	(168,717)
Definite lives intangible assets, net	6,714,377	52,372,138	20,077,283
Intangible assets, net	$ 8,202,069	$ 63,976,138	$ 31,081,283